AMORTIZATION, DEPLETION AND IMPAIRMENT LOSSES	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
AMORTIZATION, DEPLETION AND IMPAIRMENT LOSSES [Text Block]

NOTE 7 – AMORTIZATION, DEPLETION AND IMPAIRMENT LOSSES

	Year ended December 31
	2017	2016	2015
	$	$	$
Exploration and Evaluation Assets (E & E assets)
Impairment losses (Note 5)	971	1,790	534

Property and Equipment (D & P assets)
Amortization and depletion (Note 6)	787	1,633	2,655
Impairment losses (Note 6)	870	1,070	1,000
	2,628	4,493	4,189